Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	FLTX
Entity Registrant Name	FLEETMATICS GROUP PLC
Entity Central Index Key	0001526160